Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer group Total Shareholder Return(3)	Net Income	Revenue
							(in thousands)

2022	$181,173	$184,526	$410,113	$418,936	59.60	109.59	$31,800	$151,568
2021	$217,094	$207,809	$490,467	$469,883	64.98	137.74	$37,466	$147,954
2020	$254,504	$(329,929)	$524,435	$(1,183,288)	65.91	119.96	$37,260	$133,277

_______________________

(1)	Mr. Hays was the Principal Executive Officer (“PEO”) for 2022, 2021, and 2020. The following amounts were deducted and added to determine the compensation actually paid to the PEO:

PEO Total Compensation Amount	$ 181,173	$ 217,094	$ 254,504
PEO Actually Paid Compensation Amount	$ 184,526	207,809	(329,929)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Compensation Actually Paid to PEO

2022	$181,173	$(49,527)	$54,018	$(2,257)	1,119	$184,526
2021	$217,094	$(49,595)	$45,549	$(7,756)	2,517	$207,809
2020	$254,504	$(60,258)	$18,190	$(564,781)	22,416	$(329,929)

Non-PEO NEO Average Total Compensation Amount	$ 410,113	490,467	524,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 418,936	469,883	(1,183,288)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

_______________________

(2)

Mr. Karas and Mses. Raasch and Hrdy were Non-PEO Named Executive Officers (“NEOs”) during 2022, 2021, and 2020. Steven D. Jackson, our former President, was a non-PEO NEO during 2020. The following average amounts were deducted and added to determine the average compensation actually paid to the non-PEO NEOs:

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Table of Contents

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Deduct Stock and Option Awards Reported in the Summary Compensation Table	Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY	Subtract Awards Granted in a Prior FY that Failed to Meet the Applicable Vesting Conditions During the Covered FY		Add Dividends Paid on Awards in the Covered FY Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Covered FY	Average Compensation Actually Paid to Non-PEO NEOs

2022	$410,113	$(112,737)	$122,960	$(3,742)	$2,342	-		-	$418,936
2021	$490,467	$(112,904)	$103,693	$(16,358)	$4,985	-		-	$469,883
2020	$524,435	$(134,221)	$29,808	$(869,318)	$(98,275)	$(637,647	) (4)	$1,930	$(1,183,288)

_______________________

(3)

Utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Form 10-K for the year ended December 31, 2022. Because of the uniqueness of our markets and products and lack of publicly traded peers, we do not believe that a combination of peer issuers can be selected on an industry or line-of-business basis to provide a meaningful basis for comparing shareholder return. Accordingly, the Russell 2000 Index, which is comprised of issuers with generally similar market capitalizations to that of the Company, is included in the table as permitted by applicable regulations. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Russel 2000 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Represents options held by Mr. Jackson that were forfeited upon his resignation in October 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total shareholder return of the Company and the Russell 2000 Index for 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income for 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s revenue for 2022, 2021, and 2020 is represented by the graph below:

Tabular List [Table Text Block]

The following tabular list includes the financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEO’s for 2022 to Company performance.

Important Financial Measures

Net Income

Revenue

Company Stock Price

Total Shareholder Return Amount	$ 59.60	64.98	65.91
Peer Group Total Shareholder Return Amount	109.59	137.74	119.96
Net Income (Loss)	$ 31,800,000	$ 37,466,000	$ 37,260,000
Company Selected Measure Amount	151,568	147,954	133,277
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Stock Price
PEO Deduct Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (49,527)	$ (49,595)	$ (60,258)
PEO Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,018	45,549	18,190
PEO Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,257)	(7,756)	(564,781)
PEO Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,119	2,517	22,416
NEO Deduct Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,737)	(112,904)	(134,221)
NEO Add Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	122,960	103,693	29,808
NEO Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,742)	(16,358)	(869,318)
NEO Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,342	4,985	(98,275)
NEO Subtract Awards Granted in a Prior FY that Failed to Meet the Applicable Vesting Conditions During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(637,647)
NEO Add Dividends Paid on Awards in the Covered FY Prior to the Vesting Date that are Not Otherwise Included in Total Compensation for the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 1,930